LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Impairment loss	$ 8,600	$ 21,393